RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Amounts due from related parties:
Amounts due from related parties	¥ 246,758		¥ 197,488		$ 35,445
Amounts due to related parties:
Amounts due to related parties	6,140		12,429		882
Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions	825,552	$ 118,583	652,352	¥ 489,999
Cainiao
Amounts due from related parties:
Amounts due from related parties	241,021		197,488		34,621
Amounts due to related parties:
Amounts due to related parties	6,140		12,429		882
Cainiao | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions	814,855	117,046	652,352	489,999
Cainiao | Rental of warehouse as a lessee
RELATED PARTY TRANSACTIONS
Amount of related party transactions	9,916	1,424	9,076	8,731
Cainiao | Operating costs paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of related party transactions	9,874	1,418	16,433	¥ 19,892
Cainiao | Commission fee paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	160	23	3,489
Lazada
Amounts due from related parties:
Amounts due from related parties	5,349				768
Lazada | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions	10,697	1,537
Ali Cloud
Amounts due from related parties:
Amounts due from related parties	388				$ 56
Ali Cloud | Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions	¥ 9,669	$ 1,389	¥ 4,756